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(ING FUNDS LOGO)


June 3, 2004


VIA EDGAR

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      ING EQUITY TRUST
         1933 ACT NO.   333-56881
         1940 ACT NO.   811-8817

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and Statement of Additional Information for Class C shares of ING Financial Services Fund contained in Post-Effective Amendment No. 53 of ING Equity Trust, (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 53 to the Fund's Registration Statement on Form N-1A.

If you have any questions or comments, please contact the undersigned at 480-477-2648.

Sincerely,

/s/ Ernest J. C'DeBaca

Ernest J. C'DeBaca
Counsel
ING Americas U.S. Legal Services

cc:  Jeffrey S. Puretz, Esq.
Dechert LLP


7337 E. Doubletree Ranch Rd.    Tel: 480-477-3000        ING Funds Services, LLC
Scottsdale, AZ 85258-2034       Fax: 480-477-2700
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